(14) PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 9,456,614	R$ 9,787,125	R$ 9,712,998
Additions	301,459	296,165	756,887
Disposals	(95,171)	(36,376)	(43,845)
Transfers		0	0
Transfers from/to other assets - cost	(1,662)	(3,279)	(41,224)
Depreciation	(619,228)	(601,329)	(597,795)
Write-off of depreciation	41,698	10,259	11,540
Transfers from/to other assets - depreciation		(2,987)	8,624
Impairment losses			(15,261)
Business combinations			(4,800)
Others		7,033
End Balance	9,083,710	9,456,614	9,787,125
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	176,839	168,494	176,145
Additions
Disposals		(8)	(22)
Transfers	603	20,181	2,950
Transfers from/to other assets - cost	(1,333)	(2,755)	(1,893)
Depreciation	(8,880)	(8,082)	(8,004)
Write-off of depreciation		2	2
Transfers from/to other assets - depreciation		(994)	(683)
Impairment losses
Business combinations
Others
End Balance	R$ 167,228	R$ 176,839	R$ 168,494
Average depreciation rate	3.86%	3.86%	3.86%
Reservoirs, dams and water mains [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 1,391,775	R$ 1,319,257	R$ 1,394,162
Additions
Disposals	(5)		(132)
Transfers	15,882	151,754	400
Transfers from/to other assets - cost	(8,249)		6,393
Depreciation	(84,660)	(79,237)	(79,276)
Write-off of depreciation	5		124
Transfers from/to other assets - depreciation			(2,413)
Impairment losses
Business combinations
Others
End Balance	R$ 1,314,749	R$ 1,391,775	R$ 1,319,257
Average depreciation rate	3.93%	3.65%	3.93%
Buildings, construction and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 986,800	R$ 1,094,777	R$ 1,153,220
Additions
Disposals	(31,080)	(7,908)	(140)
Transfers	51,413	41,464	154,737
Transfers from/to other assets - cost	(6,952)	(100,720)	(154,880)
Depreciation	(61,634)	(61,540)	(59,736)
Write-off of depreciation	2,231		120
Transfers from/to other assets - depreciation		20,714	1,930
Impairment losses			(474)
Business combinations
Others		15
End Balance	R$ 940,779	R$ 986,800	R$ 1,094,777
Average depreciation rate	3.94%	3.96%	3.69%
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 6,615,793	R$ 6,870,389	R$ 6,655,391
Additions			772
Disposals	(31,033)	(16,434)	(32,336)
Transfers	111,804	101,468	574,944
Transfers from/to other assets - cost	12,987	106,775	98,579
Depreciation	(446,046)	(432,524)	(431,393)
Write-off of depreciation	17,616	8,180	9,529
Transfers from/to other assets - depreciation		(22,706)	9,690
Impairment losses			(14,787)
Business combinations
Others		645
End Balance	R$ 6,281,123	R$ 6,615,793	R$ 6,870,389
Average depreciation rate	4.54%	4.45%	4.53%
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 67,135	R$ 75,771	R$ 76,217
Additions			2,978
Disposals	(33,045)	(3,517)	(2,248)
Transfers	7,358	12,250	20,434
Transfers from/to other assets - cost			(126)
Depreciation	(17,156)	(19,402)	(18,055)
Write-off of depreciation	21,846	2,032	1,379
Transfers from/to other assets - depreciation		(2)	(8)
Impairment losses
Business combinations			(4,800)
Others
End Balance	R$ 46,136	R$ 67,135	R$ 75,771
Average depreciation rate	13.77%	13.89%	13.09%
Furniture and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 7,512	R$ 7,245	R$ 7,562
Additions
Disposals		(31)	(635)
Transfers	449	793	1,484
Transfers from/to other assets - cost	(40)	6	(330)
Depreciation	(851)	(546)	(1,332)
Write-off of depreciation		44	387
Transfers from/to other assets - depreciation			108
Impairment losses
Business combinations
Others
End Balance	R$ 7,070	R$ 7,512	R$ 7,245
Average depreciation rate	5.80%	3.70%	8.31%
In progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 210,760	R$ 251,192	R$ 250,302
Additions	301,459	296,165	753,137
Disposals	(8)	(8,478)	(8,332)
Transfers	(187,510)	(327,908)	(754,948)
Transfers from/to other assets - cost	1,924	(6,584)	11,033
Depreciation
Write-off of depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others		6,373
End Balance	326,625	210,760	251,192
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,299,854	14,015,662	13,364,592
Additions
End Balance	14,504,478	14,299,854	14,015,662
Gross carrying amount [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	224,783	207,365	206,330
Additions
End Balance	224,053	224,783	207,365
Gross carrying amount [Member] | Reservoirs, dams and water mains [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,218,604	2,066,850	2,060,191
Additions
End Balance	2,226,232	2,218,604	2,066,850
Gross carrying amount [Member] | Buildings, construction and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,585,723	1,652,178	1,652,934
Additions
End Balance	1,599,104	1,585,723	1,652,178
Gross carrying amount [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9,905,396	9,693,512	9,066,408
Additions
End Balance	9,999,155	9,905,396	9,693,512
Gross carrying amount [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	131,549	122,540	106,920
Additions
End Balance	105,863	131,549	122,540
Gross carrying amount [Member] | Furniture and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	23,039	22,026	21,507
Additions
End Balance	23,447	23,039	22,026
Gross carrying amount [Member] | In progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	210,760	251,192	250,302
Additions
End Balance	326,625	210,760	251,192
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(4,843,240)	(4,228,537)	(3,651,594)
Additions
End Balance	(5,420,768)	(4,843,240)	(4,228,537)
Accumulated depreciation, amortisation and impairment [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(47,944)	(38,870)	(30,185)
Additions
End Balance	(56,825)	(47,944)	(38,870)
Accumulated depreciation, amortisation and impairment [Member] | Reservoirs, dams and water mains [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(826,829)	(747,593)	(666,028)
Additions
End Balance	(911,483)	(826,829)	(747,593)
Accumulated depreciation, amortisation and impairment [Member] | Buildings, construction and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(598,923)	(557,400)	(499,714)
Additions
End Balance	(658,325)	(598,923)	(557,400)
Accumulated depreciation, amortisation and impairment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,289,603)	(2,823,123)	(2,411,017)
Additions
End Balance	(3,718,031)	(3,289,603)	(2,823,123)
Accumulated depreciation, amortisation and impairment [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(64,415)	(46,769)	(30,704)
Additions
End Balance	(59,727)	(64,415)	(46,769)
Accumulated depreciation, amortisation and impairment [Member] | Furniture and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(15,527)	(14,782)	(13,945)
Additions
End Balance	(16,377)	(15,527)	(14,782)
Accumulated depreciation, amortisation and impairment [Member] | In progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		251,192
Additions
End Balance			R$ 251,192